Sponsor Earnout Shares	6 Months Ended
Jan. 31, 2023
Sponsor Earnout Shares [Abstract]
Sponsor Earnout Shares
12: Sponsor Earnout
S
hares
The sponsor and certain directors of L&F agreed, upon closing of the Business Combination, to subject 1,293,750 of their shares (Sponsor Earnout Shares) of Company Common Stock to potential forfeiture if triggering events do not occur during the earnout period. The earnout period begins on the Closing Date of the Business Combination, August 3, 2022, and extends to the five-year anniversary of the Closing Date. There are three triggers where, upon achievement of the trigger, one third of the Sponsor Earnout Shares are deemed earned and no longer subject to forfeiture. The three triggers are:

1.
Triggering event I - the first date on which the volume-weighted average price per share of Company Common Stock is equal to or greater than $12.50 for at least 20 days within any 30 consecutive trading days,

2.
Triggering event II - the first date on which the volume-weighted average price per share of Company Common Stock is equal to or greater than $15.00 for at least 20 days within any 30 consecutive trading days, and

3.
Triggering event III - the first date on which the volume-weighted average price per share of Company Common Stock is equal to or greater than $17.50 for at least 20 days within any 30 consecutive trading days.

In the case of a change of control of the Company, the triggering events above will be considered met if the shareholders of the Company receive cash, securities, or other assets per share that equal or exceed the price targets described above.
From the Closing date to January 31, 2023, no triggering events had been achieved.
Sponsor Earnout Shares Fair Value
The Company performed Monte Carlo simulations to estimate the achievement of each of the triggering events, the volume-weighted average stock price at the estimated time at which the triggering events were achieved, and the duration of time required to achieve the triggering events. From the Monte Carlo results, the Company calculated an average, discounted fair value per share of each of the one-third
tranches of Sponsor Earnout Shares subject to potential forfeiture. The table below documents the Monte Carlo assumptions, inputs, and the fair value results at each balance sheet date:

	January 31, 2023	August 3, 2022
Per Share Price of Company Common Stock	$3.62	$10.95
Annual Equity Volatility	65.00%	50.00%
Risk-Free Rate of Return	3.70%	2.86%

Fair Value per Share Tranche I	$2.12	$10.06
Fair Value per Share Tranche II	$1.88	$9.32
Fair Value per Share Tranche III	$1.67	$8.63
Aggregate Fair Value (in thousands)	$2,445	$12,079
The Company recognized the initial liability of $12.1 million as part of the closing of the Business Combination, with an offset to opening retained earnings. The Company recognized the liability as part of the Business Combination as the potential forfeiture mechanism of the Sponsor Earnout Shares only became effective as a direct result of the successful closing of the Business Combination. The Company recorded the change in the fair market value of the Sponsor Earnout Shares to change in fair market value of Sponsor Earnout Shares on the Consolidated Statement of Comprehensive Loss.